Trade Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Payables/Other Payables [Abstract]
Schedule of trade payables
			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Service providers	1,343	1,703	491
Notes payable	58	-	-

	1,401	1,703	491